Summary of Significant Accounting Policies - Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Geographical Areas [Line Items]
Non-current assets, excluding deferred tax assets	$ 27,453	$ 25,874
Ireland
Disclosure Of Geographical Areas [Line Items]
Non-current assets, excluding deferred tax assets	27,247	25,794
United States
Disclosure Of Geographical Areas [Line Items]
Non-current assets, excluding deferred tax assets	186	78
Malta
Disclosure Of Geographical Areas [Line Items]
Non-current assets, excluding deferred tax assets	$ 20	$ 2